Share Capital and Warrant Reserve (Tables)	6 Months Ended
Jan. 31, 2022
Disclosure of classes of share capital [abstract]
Summary of Changes in Share Purchase Warrants

	Number of warrants outstanding	Weighted average exercise price
Balance, July 31, 2020	178,528	35.82
Granted in the Public Offering	5,882,353	5.31
Granted in the Over Allotment	882,352	5.31
Granted in the Private Placement	5,170,343	6.19
Granted from the issuance of a convertible note	69,188	4.41
Expired during the year	(156,039)	(36.26)
Exercised during the year	(2,562,573)	(5.48)
Balance, July 31, 2021	9,464,152	5.84
Expired during the period (Note 8b(i))	(12,707)	28.80
Exercised during the period (Note 8a(iv))	(833,065)	6.16
Repurchased and canceled during the period (Note 8a(v))	(200,740)	5.31
Balance, January 31, 2022	8,417,640	$5.79

Schedule of Number of Warrants

Number of Warrants	Exercise Price	Exercisable At January 31, 2022	Expiry Date
9,782	$28.80	9,782	February 25, 2022 - April 3, 2022
51,698	$4.41	51,698	November 16, 2025
3,985,817	$5.31	3,985,817	February 26, 2026 - April 26, 2026
4,370,343	$6.19	4,370,343	December 7, 2026
8,417,640		8,417,640

Summary of Changes in Compensation Warrants

(i) A summary of changes in compensation warrants for the years ended July 31, 2021 and the six-month period ended January 31, 2022 is presented below:

	Number of warrants outstanding	Weighted average exercise price
Balance, July 31, 2020	13,790	$35.16
Granted in the Public Offering	294,118	5.31
Granted in the Over Allotment	44,118	5.31
Granted in the Private Placement	258,517	6.19
Granted from the issuance of a convertible note	4,890	4.41
Expired during the year	(13,790)	(35.16)
Balance, July 31, 2021	601,643	$5.68
Exercised during the period (Note 8a(iii))	(524,682)	5.65
Balance, January 31, 2022	76,961	$5.88

Schedule of Compensation Warrants
Number of Warrants	Exercise Price	Exercisable At December 14, 2021	Expiry Date
4,890	$4.41	4,890	November 16, 2025
17,074	$5.31	17,074	February 26, 2026
54,997	$6.19	54,997	June 7, 2026
76,961		76,961